Offerings - Offering: 1	Oct. 03, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 1,382,730,624.27
Fee Rate	0.01381%
Amount of Registration Fee	$ 190,955.10
Offering Note	Fee computed on table above per Exchange Act Rules 14a-6(i)(1) and 0-11. (i) Title of each class of securities to which transaction applies: Common stock, par value $0.01 per share and Class B common stock, par value $0.01 per share, of Vimeo, Inc. (ii) Aggregate number of securities to which transaction applies, as of October 1, 2025: (A) 157,682,559 shares of common stock and 9,399,250 shares of Class B common stock issued and outstanding (including restricted shares of common stock and Class B common stock subject to vesting or transfer restrictions or forfeiture or repurchase), (B) 1,808,940 shares of common stock are subject to outstanding options to purchase common stock (whether vested or unvested), (C) 1,803,128 shares of common stock are subject to outstanding company stock appreciation rights (including company deferred share units; whether vested or unvested), (D) 7,895,038 shares of common stock are subject to outstanding company restricted stock units (including company deferred share units; whether vested or unvested), and (E) zero shares of outstanding, vested company restricted shares. (iii) Per unit price or other underlying value of transaction computed pursuant to Exchange Act Rule 0-11 (set forth the amount on which the filing fee is calculated and state how it was determined): (A) 157,682,559 shares of common stock and 9,399,250 shares Class B common stock multiplied by $7.85, (B) 1,808,940 shares of common stock subject to outstanding options to purchase common stock multiplied by $3.53 (which is the difference between the merger consideration and the weighted average exercise price of $4.32 per share), (C) 1,803,128 shares of common stock subject to outstanding company stock appreciation rights multiplied by $1.54 (which is the difference between the merger consideration and the weighted average exercise price of $6.31 per share), (D) 7,895,038 shares of common stock subject to outstanding company restricted stock units multiplied by $7.85 and (E) zero outstanding, vested company restricted shares multiplied by $7.85 (iv) Proposed maximum aggregate value of transaction: $1,382,730,624.27 (v) Total fee paid: $190,955.10. In accordance with Section 14(g) of the Securities Exchange Act of 1934, as amended, the filing fee was calculated by multiplying 0.00013810 by the proposed maximum aggregate value of the transaction of $1,382,730,624.27.